RISK ASSURANCE LIABILITIES - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
RISK ASSURANCE LIABILITIES
Maximum potential undiscounted future payment under risk assurance obligation	¥ 4,855,945,998	¥ 16,506,729,778	$ 683,945,689
Minimum
RISK ASSURANCE LIABILITIES
Term of risk assurance obligation	12 months	12 months
Maximum
RISK ASSURANCE LIABILITIES
Term of risk assurance obligation	60 months	60 months